Shareholder Report	6 Months Ended
Nov. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	T. ROWE PRICE RETIREMENT FUNDS, INC.
Entity Central Index Key	0001177017
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
C000129668
Shareholder Report [Line Items]
Fund Name	Target 2030 Fund
Class Name	Investor Class
Trading Symbol	TRRWX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Target 2030 Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2030 Fund - Investor Class	$27	0.52%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%
AssetsNet	$ 559,782,000
Holdings Count | Holding	27
InvestmentCompanyPortfolioTurnover	9.80%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$559,782
Number of Portfolio Holdings	27

Holdings [Text Block]
Domestic Equity Funds	37.1%
Domestic Bond Funds	33.4
International Equity Funds	14.8
International Bond Funds	11.1
Short-Term and Other	3.6

Largest Holdings [Text Block]
T. Rowe Price Limited Duration Inflation Focused Bond Fund	14.9%
T. Rowe Price New Income Fund	13.0
T. Rowe Price Growth Stock Fund	7.9
T. Rowe Price Value Fund	7.8
T. Rowe Price U.S. Large-Cap Core Fund	5.0
T. Rowe Price International Bond Fund (USD Hedged)	4.9
T. Rowe Price International Value Equity Fund	4.5
T. Rowe Price Equity Index 500 Fund	4.2
T. Rowe Price Overseas Stock Fund	4.1
T. Rowe Price Real Assets Fund	3.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000129669
Shareholder Report [Line Items]
Fund Name	Target 2030 Fund
Class Name	Advisor Class
Trading Symbol	PAKRX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Target 2030 Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2030 Fund - Advisor Class	$40	0.77%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%
AssetsNet	$ 559,782,000
Holdings Count | Holding	27
InvestmentCompanyPortfolioTurnover	9.80%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$559,782
Number of Portfolio Holdings	27

Holdings [Text Block]
Domestic Equity Funds	37.1%
Domestic Bond Funds	33.4
International Equity Funds	14.8
International Bond Funds	11.1
Short-Term and Other	3.6

Largest Holdings [Text Block]
T. Rowe Price Limited Duration Inflation Focused Bond Fund	14.9%
T. Rowe Price New Income Fund	13.0
T. Rowe Price Growth Stock Fund	7.9
T. Rowe Price Value Fund	7.8
T. Rowe Price U.S. Large-Cap Core Fund	5.0
T. Rowe Price International Bond Fund (USD Hedged)	4.9
T. Rowe Price International Value Equity Fund	4.5
T. Rowe Price Equity Index 500 Fund	4.2
T. Rowe Price Overseas Stock Fund	4.1
T. Rowe Price Real Assets Fund	3.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless
C000169045
Shareholder Report [Line Items]
Fund Name	Target 2030 Fund
Class Name	I Class
Trading Symbol	TWRRX
Annual or Semi-Annual Statement [Text Block]

This semi-annual shareholder report contains important information about Target 2030 Fund (the "fund") for the period of June 1, 2025 to November 30, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Target 2030 Fund - I Class	$19	0.36%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.36%
AssetsNet	$ 559,782,000
Holdings Count | Holding	27
InvestmentCompanyPortfolioTurnover	9.80%
Additional Fund Statistics Significance or Limits [Text Block]	What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$559,782
Number of Portfolio Holdings	27

Holdings [Text Block]
Domestic Equity Funds	37.1%
Domestic Bond Funds	33.4
International Equity Funds	14.8
International Bond Funds	11.1
Short-Term and Other	3.6

Largest Holdings [Text Block]
T. Rowe Price Limited Duration Inflation Focused Bond Fund	14.9%
T. Rowe Price New Income Fund	13.0
T. Rowe Price Growth Stock Fund	7.9
T. Rowe Price Value Fund	7.8
T. Rowe Price U.S. Large-Cap Core Fund	5.0
T. Rowe Price International Bond Fund (USD Hedged)	4.9
T. Rowe Price International Value Equity Fund	4.5
T. Rowe Price Equity Index 500 Fund	4.2
T. Rowe Price Overseas Stock Fund	4.1
T. Rowe Price Real Assets Fund	3.5

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.troweprice.com/paperless